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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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  1.  Name and address of issuer:    Investors Trust
                                     601 Union Street, Suite 5600
                                     Seattle, Washington 98101-2336

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  2.  Name of each series or class of funds for which this notice is filed:
      Investors Trust Adjustable Rate Fund Class A and B Shares
      Investors Trust Government Fund Class A and B Shares
      Investors Trust Growth Fund Class A and B Shares
      Investors Trust Tax Free Fund Class A and B Shares
      Investors Trust Value Fund Class A and B Shares
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  3.  Investment Company Act File Number:   811-4945

      Securities Act File Number:        33-10976

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  4.  Last day of fiscal year for which this notice is filed:  October 31, 1995

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  5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
      N/A                                                      [_]

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  6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
                                      N/A

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  7.  Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

      None

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  8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      None

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  9.  Number and aggregate sale price of securities sold during the fiscal year:
      Adjustable Rate Fund         115,630.031         $714,442.92
      Government Fund              4,226,917.071       $36,026,007.36
      Growth Fund                  928,890.800         $9,158,735.63
      Tax Free Fund                402,731.334         $4,469,938.10
      Value Fund                   918,198.577         $7,392,659.70
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Adjustable Rate Fund          115,630.031               $714,442.92
    Government Fund               4,226,917.071             $36,026,007.36
    Growth Fund                   928,890.800               $9,158,735.63
    Tax Free Fund                 402,731.334               $4,469,938.10
    Value Fund                    918,198.577               $7,392,659.70
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    Reported in Item 9.
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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                    $ 57,761,783.71
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    (ii)  Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    + None
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    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):            - $263,808,726.19
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    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable):       + N/A
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    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                          (206,046,942.48)
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    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law
          or regulation (see instruction C.6):               x .00034482
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    (vii) Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          Zero
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Instruction:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [_]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
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                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*
                              -----------------------------------------
                               Geoffrey S. Stiff, Senior Vice President
                               and Treasurer
                              -----------------------------------------

    Date:                      December 11, 1995
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 *Please print the name and title of the signing officer below the signature.
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